Summary of Significant Accounting Judgements, Estimates and Assumptions	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Judgements, Estimates and Assumptions [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of these consolidated financial statements in accordance with IFRS requires management to make estimates and judgments that affect the recognition, measurement and disclosure of amounts reported in these consolidated financial statements and accompanying notes. The reported amounts and note disclosures are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned courses of action. Actual results may differ from such estimates. These judgments, estimates and assumptions are reviewed regularly.

The following are significant management judgments, estimates and assumptions used in applying the accounting policies of the Company that have the most significant effect on recognition and measurement of assets, liabilities, income and expenses:

Leases

The Company exercises judgment in determining the approximate lease term on a lease by lease basis. The Company considers all facts and circumstances that may create an economic incentive to exercise renewal options and also evaluates the economic incentive related to continuation of existing leaseholds. The Company is also required to estimate specific criteria in order to estimate the carrying amount of right-of-use assets and lease liabilities, including the incremental borrowing rate, effective interest rate and lease term.

Valuation of Accounts Receivable

Management monitors the financial stability of its customers and the environment in which they operate to make estimates regarding the likelihood that the individual trade balances will be paid. Credit risks for outstanding customer receivables are regularly assessed and allowances are recorded for estimated losses, if required.

Valuation of Inventories

Management makes estimates of future customer demand for products when establishing appropriate provisions for inventory obsolescence. In making these estimates, management considers the age of inventory and profitability of recent sales.

Recoverability of Income Taxes

The measurement and assessment of income tax assets and liabilities requires management to make judgments in the interpretation and application of the relevant tax laws and estimates of the Company’s abilities to utilize losses carried forward to offset taxes payable on future taxable income. The actual amount of income taxes only becomes final upon filing and acceptance of the tax return by the relevant tax authorities, which occurs subsequent to the issuance of the financial statements.

Useful Life of Property and Equipment

Changes in the intended use of property and equipment, as well as changes in technology or economic conditions, may cause the estimated useful life of these assets to change. The change in useful lives could impact the depreciation expense and carrying value of property and equipment.

Useful Life of Intangible Assets

Changes in the intended use of intangible assets with determinable useful lives as well as changes in technology or economic conditions may cause the estimated useful life of these assets to change. The change in useful lives could impact the amortization expense and carrying value of intangible assets.

Terms and Conditions of RSUs

Management determines the terms and conditions of RSUs, including the vesting criteria, the form and timing of payment, the time within which RSUs may be subject to forfeiture and rights to acceleration thereof.